Retirement Plans - Defined Benefit Plans - Reconciliation of Projected Benefit Obligation and Funded Status (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in Projected Benefit Obligation:
Benefit obligation at beginning of fiscal year	$ 103,162,000	$ 78,701,000		$ 78,701,000	$ 81,944,000
Service cost	3,000,000		$ 2,000,000	5,747,000	6,613,000	$ 7,082,000
Interest cost	16,000,000		1,000,000	3,678,000	3,115,000	2,876,000
Actuarial (gain) loss				17,493,000	(10,472,000)
Benefits paid				(2,922,000)	(2,499,000)
Curtailment				465,000	0	900,000
Benefit obligation at end of fiscal year			78,701,000	103,162,000	78,701,000	81,944,000
Change in Plan Assets:
Plan assets at fair value at beginning of fiscal year	62,578,000	53,470,000		53,470,000	51,528,000
Actual net return on plan assets				4,065,000	4,052,000
Employer contributions	$ 7,000,000	$ 0		7,965,000	389,000	10,700,000
Benefits paid				(2,922,000)	(2,499,000)
Plan assets at fair value at end of fiscal year			53,470,000	62,578,000	53,470,000	$ 51,528,000
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets			$ (25,231,000)	$ (40,584,000)	$ (25,231,000)